UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5021

Dreyfus Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	9/30/12

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Short-Intermediate
Municipal Bond Fund

SEMIANNUAL REPORT September 30, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Changes in Net Assets
31	Financial Highlights
34	Notes to Financial Statements
42	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Short-Intermediate
Municipal Bond Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

This semiannual report for Dreyfus Short-Intermediate Municipal Bond Fund covers the six-month period from April 1, 2012, through September 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

     The municipal bond market exhibited heightened volatility over the past year as prices rose and fell according to supply-and-demand factors and investors’ changing expectations of global and domestic economic conditions.While monthly variations in economic data have been pronounced, the longer-term pace of U.S. economic growth has been relatively consistent at about half the average rate achieved in prior recoveries. Even U.S. employment numbers, which have been volatile over short periods, averaged approximately 150,000 new jobs a month so far in 2012, roughly unchanged from the monthly average in 2011.

The sustained but subpar U.S. expansion appears likely to continue over the foreseeable future. On one hand, the economy has responded to a variety of stimulative measures, most notably an aggressively accommodative monetary policy. On the other hand, the prospect of automatic spending cuts and tax hikes scheduled for the end of 2012 has weighed on economic growth by contributing to a temporary postponement of spending decisions among consumers and businesses. Indeed, the ability of the U.S. political system to address both this “fiscal cliff” and long-term deficit reduction could go a long way toward shaping the 2013 market environment. As always, we urge you to speak regularly with your financial advisor to discuss how changing economic conditions may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
October 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2012, through September 30, 2012, as provided byThomas Casey and Jeffrey Burger, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended September 30, 2012, Dreyfus Short-Intermediate Municipal Bond Fund’s Class A shares produced a total return of 0.87%, Class D shares returned 1.02% and Class I shares returned 0.99%.1 In comparison, the fund’s benchmark, the Barclays 3-Year Municipal Bond Index (the “Index”), produced a total return of 1.12% for the reporting period.2

Municipal bonds fared relatively well over the reporting period, mainly due to favorable supply-and-demand dynamics. Rallies were particularly pronounced among longer term bonds, while those in the short-intermediate range posted less robust returns.The fund produced mildly lower returns than its benchmark, mainly due to a duration posture that was modestly shorter than market averages.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax. The fund will invest only in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus, but may continue to hold bonds which are subsequently downgraded to below investment grade.The fund invests primarily in municipal bonds with remaining maturities of five years or less and generally maintains a dollar-weighted average portfolio maturity of two to three years.

The portfolio managers focus on identifying undervalued sectors and securities, and minimizing the use of interest rate forecasting.The portfolio managers select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.They also actively trade among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Supply-and-Demand Dynamics Supported Municipal Bonds

Although disappointing U.S. economic data and renewed worries about the European debt crisis sparked heightened volatility in most financial markets during the spring of 2012, municipal bonds generally remained strong over the reporting period, as interest rates remained near historically low levels in the midst of quantitative easing and other stimulative policy measures by the Federal Reserve Board.

Municipal bond prices also responded positively to robust demand as investors sought competitive levels of after-tax income in the low interest-rate environment. Meanwhile, new issuance volumes remained relatively low when political pressure led to less borrowing for capital projects, and municipalities primarily issued new bonds to refinance older debt, resulting in a net decrease in the supply of tax-exempt securities. In this constructive environment, lower-rated and longer maturity municipal bonds led the market higher, while highly rated and shorter-term securities generally lagged.

From a credit-quality perspective, a number of state governments have taken the difficult steps necessary to reduce or eliminate budget deficits, and a few have achieved surpluses.

Revenue Bonds Buoyed Relative Performance

The fund’s relative performance was dampened to a degree by an average duration that was somewhat shorter than that of the benchmark.This posture prevented the fund from participating more fully in market rallies.While we attempted to increase the fund’s average duration through a focus on bonds with maturities in the five-year range, opportunities to do so proved limited in the low-issuance environment.

To a lesser extent, the fund’s relative performance was constrained by its bias toward higher quality securities at a time when lower rated bonds fared better. For example, the fund’s holdings from higher quality, lower yielding market segments—such as securities backed by revenues from essential municipal services—received less attention from investors than lower quality securities with comparable maturities.

Shortfalls over the reporting period were largely offset by the success of our security selection strategy, which called for overweighted exposure to higher yielding revenue-backed municipal bonds and a corresponding de-emphasis on lower yielding general obligation bonds. In addition, the fund held an underweighted position in escrowed bonds, which lagged due to their meager yields. The fund also received positive contributions to relative performance from overweighted exposure to bonds backed by revenues from hospitals, as well as an emphasis on bonds backed by dedicated taxes on certain activities or assets.

Adjusting to Richer Valuations

We have been encouraged by recently improved data, but the U.S. economy remains vulnerable to unexpected shocks and uncertainty regarding future fiscal policies. In addition, lower rated bonds have become more richly valued after recent rallies. Consequently, while we have continued to favor revenue-backed municipal bonds over their general obligation counterparts, we remain watchful for opportunities to capture better relative values, and we are prepared to adjust the fund’s strategies accordingly.

October 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest rate changes, and rate increases can cause price declines.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares. Had this charge been reflected, returns would have been lower. Class D and I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays 3-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 3-year tax-exempt bond market, consisting of municipal bonds with maturities of 2-4 years. Index returns do not reflect the fees and expenses associated with operating a mutual fund.
Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short-Intermediate Municipal Bond Fund from April 1, 2012 to September 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2012

	Class A	Class D	Class I
Expenses paid per $1,000†	$4.23	$3.48	$3.02
Ending value (after expenses)	$1,008.70	$1,010.20	$1,009.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2012

	Class A	Class D	Class I
Expenses paid per $1,000†	$4.26	$3.50	$3.04
Ending value (after expenses)	$1,020.86	$1,021.61	$1,022.06

† Expenses are equal to the fund’s annualized expense ratio of .84% for Class A, .69% for Class D and .60%
for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
September 30, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—97.5%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—1.0%
Alabama Public School and
College Authority, Capital
Improvement Revenue	5.00	5/1/16	2,500,000	2,893,950
Alabama Public School and
College Authority, Capital
Improvement Revenue	5.00	12/1/16	1,000,000	1,179,600
Auburn University,
General Fee Revenue	4.00	6/1/15	1,690,000	1,850,753
Alaska—.5%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.00	4/1/14	3,000,000	3,205,890
Arizona—1.1%
Pima County,
Sewer System
Revenue Obligations	5.00	7/1/16	2,000,000	2,297,920
Rio Nuevo Multipurpose Facilities
District, Subordinate Lien Excise
Tax Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	7/15/14	3,770,000	4,067,001
California—7.5%
California,
GO	5.00	9/1/16	2,500,000	2,903,325
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/15	2,550,000	2,848,962
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/15	2,695,000	3,089,575
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.15	8/1/14	3,625,000	3,726,826
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/15	7,335,000	8,241,239
California State Public Works
Board, LR (The Regents of the
Univeristy of California)
(Various Univeristy of
California Projects)	5.00	12/1/15	5,000,000	5,694,200

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
California State Public Works
Board, LR (Various
Capital Projects)	4.00	10/1/16	2,000,000	2,219,100
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier
Senior Sales Tax Revenue	5.00	7/1/14	5,000,000	5,416,850
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax Revenue	5.00	7/1/14	2,000,000	2,163,800
Modesto Irrigation District,
Electric System Revenue	5.00	7/1/16	2,250,000	2,586,060
Southern California Public Power
Authority, Transmission
Project Subordinate Revenue
(Southern Transmission Project)	5.00	7/1/14	3,000,000	3,246,240
Southern California Public Power
Authority, Transmission
Project Subordinate Revenue
(Southern Transmission Project)	4.00	7/1/16	2,000,000	2,259,100
Colorado—.1%
Black Hawk,
Device Tax Revenue	5.00	12/1/12	760,000	764,704
Connecticut—1.4%
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	12/1/15	7,500,000	8,566,350
District of Columbia—1.1%
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/13	5,000,000	5,278,050
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/16	1,200,000	1,418,244
Florida—9.8%
Broward County School Board,
COP (Master Purchase
Purchase Agreement)	5.00	7/1/16	1,500,000	1,704,975

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/15	2,000,000	2,191,460
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/14	5,500,000	5,873,230
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/17	5,000,000	5,690,850
Florida State Board of Education,
Lottery Revenue	5.00	7/1/14	2,500,000	2,705,200
Florida State Board of Education,
Lottery Revenue	5.00	7/1/14	5,375,000	5,816,180
Florida State Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/14	2,265,000	2,450,911
Florida Water Pollution Control
Financing Corporation, Water
Pollution Control Revenue	5.00	7/15/15	4,315,000	4,850,189
Higher Educational Facilities
Financing Authority, Revenue
(The University of Tampa Project)	4.00	4/1/16	1,250,000	1,336,700
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.00	11/15/13	1,000,000	1,050,580
Hillsborough County Industrial
Development Authority, PCR
(Tampa Electric Company Project)	5.10	10/1/13	1,855,000	1,855,761
Kissimmee Utility Authority,
Electric System Revenue	4.00	10/1/15	1,850,000	2,018,683
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/15	3,150,000	3,533,449

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Lee County,
Airport Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	10/1/14	3,000,000		3,222,120
Miami-Dade County,
Aviation Revenue (Miami
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	10/1/14	1,000,000		1,078,980
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.00	8/1/14	2,010,000		2,159,323
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/14	2,000,000		2,148,360
Sarasota County School Board,
COP (Master Lease
Purchase Agreement)	5.00	7/1/14	1,365,000		1,456,319
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/14	1,500,000		1,620,135
Tampa,
Capital Improvement Cigarette
Tax Allocation Revenue (H. Lee
Moffitt Cancer Center Project)	4.00	9/1/17	1,055,000		1,181,083
Tampa,
Solid Waste System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	4.00	10/1/14	1,715,000		1,820,473
Tampa Bay Water, A Regional Water
Supply Authority, Utility
System Revenue	5.00	10/1/15	2,080,000		2,356,786
Georgia—2.5%
Gwinnett County Development
Authority, COP (Gwinnett
County Public Schools Project)
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	1/1/14	2,100,000	[a]	2,231,418
Gwinnett County School District,
GO Sales Tax Bonds	4.00	10/1/16	5,000,000		5,692,550

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia (continued)
Municipal Electric Authority of
Georgia, Revenue (Combined
Cycle Project)	5.00	11/1/16	2,500,000		2,909,200
Private Colleges and Universities
Authority, Revenue
(Emory University)	5.00	9/1/16	1,000,000		1,174,300
Public Gas Partners, Inc.,
Gas Project Revenue
(Gas Supply Pool Number 1)	5.00	10/1/16	2,800,000		3,211,040
Hawaii—1.0%
Hawaii,
Airports System Revenue	5.00	7/1/14	5,575,000		6,010,017
Illinois—7.7%
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/16	3,575,000		4,057,732
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	1/1/14	2,700,000	[a]	2,861,541
Chicago,
Passenger Facility Charge
Revenue (Chicago O’Hare
International Airport)	5.00	1/1/15	1,000,000		1,097,230
Cook County,
GO Capital
Equipment Bonds	5.00	11/15/13	2,000,000		2,102,620
Illinois,
GO	5.00	1/1/14	1,740,000		1,844,557
Illinois,
GO	5.00	1/1/14	5,560,000		5,847,063
Illinois,
GO	5.00	1/1/15	2,665,000		2,905,223
Illinois,
GO	5.00	1/1/16	2,500,000		2,793,700
Illinois,
Sales Tax Revenue	4.00	6/15/16	2,750,000		3,090,505

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Illinois Department of Employment
Security, Unemployment
Insurance Fund Building
Receipts Revenue	5.00	6/15/16	5,050,000	5,854,313
Illinois Finance Authority,
Revenue (The University of
Chicago Medical Center)	5.00	8/15/16	2,105,000	2,443,273
Kane County Forest Preserve
District, GO	4.00	12/15/16	6,000,000	6,844,860
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.00	6/1/14	3,800,000	4,048,710
Indiana—1.6%
Indiana Finance Authority,
Revenue (Trinity Health
Credit Group)	5.00	12/1/13	2,045,000	2,155,328
Indianapolis,
Thermal Energy System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/15	2,000,000	2,239,660
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport Authority
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.63	1/1/14	2,230,000	2,258,945
Rockport,
PCR (Indiana Michigan Power
Company Project)	6.25	6/2/14	3,000,000	3,230,880
Kansas—.4%
Wyandotte County/Kansas City
Unified Government Board of
Public Utilities, Utility
System Revenue	5.00	9/1/14	2,060,000	2,226,386
Louisiana—1.0%
Parish of Orleans Parishwide School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	4.00	9/1/14	5,885,000	6,217,856
Maryland—4.1%
Baltimore County,
Consolidated Public
Improvement GO	5.00	11/1/15	5,600,000	6,397,776

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Maryland (continued)
Maryland,
GO (State and Local
Facilities Loan)	5.00	8/1/15	3,435,000	3,887,080
Maryland Department of
Transportation, Consolidated
Transportation Revenue	5.00	6/1/16	7,000,000	8,179,640
Montgomery County,
Consolidated Public
Improvement GO	5.00	7/1/16	5,105,000	5,981,120
Massachusetts—2.4%
Massachusetts,
GO (Consolidated Loan)	5.00	12/1/16	5,000,000	5,918,450
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/15	2,000,000	2,247,700
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/16	650,000	705,302
Massachusetts Health and
Educational Facilities Authority,
Revenue (Northeastern
University Issue)	5.00	10/1/14	1,300,000	1,410,747
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Project
Number 6 Issue)	5.00	7/1/16	3,700,000	4,264,509
Michigan—3.6%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/14	3,125,000	3,342,156
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/15	1,000,000	1,083,880
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/16	1,000,000	1,092,310
Kent Hospital Finance
Authority, Revenue
(Spectrum Health System)	5.50	1/15/15	4,300,000	4,749,909

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan (continued)
Michigan Finance Authority,
Clean Water Revolving
Fund Revenue	5.00	10/1/15	5,000,000	5,678,200
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital
Obligated Group)	6.25	9/1/14	2,500,000	2,724,200
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne
County Airport)	5.00	12/1/14	2,500,000	2,714,125
Minnesota—.6%
Saint Paul Independent School
District Number 625, GO School
Building Bonds (Minnesota
School District Credit
Enhancement Program)	5.00	2/1/14	1,415,000	1,500,622
University of Minnesota Regents,
GO	5.00	12/1/16	1,520,000	1,799,133
Missouri—1.8%
Missouri Board of Fund
Commissioners, GO (Fourth
State Building)	4.00	10/1/16	3,700,000	4,225,141
Missouri Board of Public
Buildings, Special
Obligation Revenue	4.00	10/1/15	3,000,000	3,316,440
Springfield Public
Utilities Board, COP
(Lease/Purchase Agreement)	5.00	12/1/16	3,000,000	3,501,510
Nebraska—.7%
Omaha Public Power District,
Electric System Revenue	5.00	2/1/16	3,770,000	4,343,417
Nevada—.8%
Clark County School District,
Limited Tax GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/15/14	1,000,000	1,077,730
Clark County School District,
Limited Tax GO (Insured; Assured
Guaranty Municipal Corp.)	5.50	6/15/14	2,650,000	2,878,589

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Nevada (continued)
Clark County School District,
Limited Tax GO (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/15/14	1,005,000	1,046,054
New Jersey—2.4%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/15	5,000,000	5,622,150
New Jersey Health Care Facilities
Financing Authority, Revenue
(Holy Name Medical Center Issue)	5.00	7/1/14	1,795,000	1,883,224
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/14	1,660,000	1,817,551
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/13	215,000	228,033
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/13	4,785,000	5,068,033
New Mexico—1.2%
Gallup,
PCR (Tri-State Generation and
Transmission Association, Inc.
Project) (Insured; AMBAC)	5.00	8/15/14	3,785,000	4,051,994
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	5.25	8/1/14	3,000,000	3,223,350
New York—10.7%
Erie County Industrial Development
Agency, School Facility
Revenue (City School District
of the City of Buffalo Project)	5.00	5/1/14	1,750,000	1,872,920
Metropolitan Transportation
Authority, Dedicated Tax
Fund Revenue	5.00	11/15/14	2,120,000	2,327,675

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Metropolitan Transportation
Authority, Dedicated Tax
Fund Revenue	5.00	11/1/15	2,750,000	3,133,268
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/13	2,880,000	3,033,706
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/16	5,000,000	5,827,800
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/16	1,000,000	1,165,560
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/15	2,645,000	3,000,356
New York City,
GO	5.00	8/1/15	2,000,000	2,255,740
New York City,
GO	5.00	8/1/16	5,725,000	6,680,674
New York City Health and
Hospitals Corporation,
Health System Revenue	5.00	2/15/15	2,000,000	2,201,660
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/17	2,000,000	2,191,960
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/13	860,000	904,840
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/13	3,245,000	3,412,961
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/16	5,000,000	5,895,850
New York City Transitional Finance
Authority, Revenue (New York
City Recovery Bonds)	5.00	11/1/14	3,000,000	3,288,540

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.00	7/1/15	1,000,000	1,104,650
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.00	3/15/17	5,000,000	5,941,550
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/14	3,535,000	3,778,738
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000	5,770,750
North Carolina—.5%
Mecklenburg County Public
Facilities Corporation,
Limited Obligation Bonds	5.00	3/1/14	3,000,000	3,199,680
Ohio—1.0%
Ohio,
Common Schools GO Bonds	5.00	3/15/17	4,000,000	4,760,240
Ohio State University,
General Receipts Bonds	5.00	12/1/14	1,265,000	1,390,071
Oklahoma—1.5%
Tulsa County Industrial
Authority, Capital
Improvements Revenue	5.00	5/15/14	6,000,000	6,439,200
Tulsa County Industrial Authority,
Educational Facilities Lease
Revenue (Broken Arrow Public
Schools Project)	4.00	9/1/15	2,100,000	2,292,927
Oregon—.3%
Oregon,
GO (State Property—
Various Projects)	5.00	5/1/16	1,750,000	2,034,585
Pennsylvania—5.7%
Adams County Industrial
Development Authority,
Revenue (Gettysburg College)	5.00	8/15/14	1,000,000	1,074,090

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/15	1,000,000	1,081,250
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/16	3,750,000	4,134,900
Allegheny County Higher Education
Building Authority, Revenue
(Carnegie Mellon University)	5.00	3/1/15	3,400,000	3,767,880
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/15	1,000,000	1,104,990
Pennsylvania,
GO	5.00	7/15/14	3,000,000	3,250,950
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/14	1,200,000	1,307,220
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc. Project)	4.70	11/1/14	3,500,000	3,777,235
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	12/1/13	2,620,000	2,780,632
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/14	5,600,000	5,980,800
Philadelphia School District,
GO	5.00	9/1/14	4,230,000	4,579,017
Philadelphia School District,
GO	5.00	9/1/15	1,200,000	1,340,160
South Carolina—2.3%
Charleston,
Waterworks and Sewer System
Capital Improvement Revenue	5.13	1/1/15	1,680,000	1,857,660
Columbia,
Waterworks and Sewer
System Revenue	4.00	2/1/15	1,000,000	1,083,820

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
South Carolina (continued)
Renewable Water Resources,
Sewer System Revenue	5.00	1/1/14	1,000,000	1,055,650
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	1/1/14	1,000,000	1,057,610
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	1/1/14	3,595,000	3,802,108
South Carolina Transportation
Infrastructure Bank, Revenue	5.00	10/1/13	5,000,000	5,225,600
Tennessee—.9%
Memphis,
Electric System
Subordinate Revenue	5.00	12/1/14	5,000,000	5,495,600
Texas—9.4%
Clear Creek Independent School
District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,500,000	1,664,370
Copperas Cove Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/16	1,250,000	1,408,362
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.25	2/15/15	1,500,000	1,673,250
Fort Worth,
Water and Sewer System
Improvement Revenue	5.00	2/15/16	2,115,000	2,434,788
Garland Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,815,000	2,013,888
Houston,
Combined Utility System
First Lien Revenue	5.00	11/15/14	2,785,000	3,056,816
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/15	2,800,000	3,106,432

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Katy Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,625,000	1,803,068
Love Field Airport Modernization
Corporation, Special Facilities
Revenue (Southwest Airlines
Company—Love Field Modernization
Program Project)	5.00	11/1/16	2,340,000	2,573,321
Lower Colorado River Authority,
Revenue	5.00	5/15/14	5,000	5,378
Lower Colorado River Authority,
Revenue	5.00	5/15/14	5,000	5,385
Lower Colorado River Authority,
Revenue	5.00	5/15/14	5,000	5,378
Lower Colorado River Authority,
Revenue	5.00	5/15/14	985,000	1,058,777
Lubbock,
Tax and Waterworks System
Surplus Revenue (Certificates
of Obligation)	5.00	2/15/14	3,630,000	3,861,630
Mission Economic Development
Corporation, SWDR (Waste
Management, Inc. Project)	6.00	8/1/13	2,500,000	2,612,675
North East Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.25	8/1/14	2,315,000	2,524,762
Sam Rayburn Municipal Power
Agency, Power Supply
System Revenue	5.00	10/1/16	1,000,000	1,142,580
San Antonio,
Airport System Revenue (Insured;
Assured Guaranty Municipal Corp.)	6.00	7/1/13	2,295,000	2,394,901
San Antonio,
Airport System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/13	705,000	734,060

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
San Antonio,
Electric and Gas Systems
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.38	2/1/14	3,000,000		3,203,280
Texas A&M University System
Board of Regents, Financing
System Revenue	5.00	5/15/14	4,835,000		5,202,122
Texas Public Finance Authority,
Revenue (Building and
Procurement Commission
Projects) (Insured; AMBAC)	5.00	2/1/14	2,500,000		2,651,700
Texas State University System
Board of Regents, Financing
System Revenue	5.00	3/15/14	1,000,000		1,068,030
University of Houston System
Board of Regents,
Consolidated Revenue	5.00	2/15/16	4,415,000		5,074,513
University of Texas System
Board of Regents, Financing
System Revenue	5.00	8/15/15	1,900,000		2,149,774
University of Texas System
Board of Regents, Financing
System Revenue	5.00	8/15/16	1,120,000		1,313,917
Waco,
GO	4.00	2/1/16	1,000,000		1,114,000
Utah—.3%
Utah Board of Regents,
University of Utah HR
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/14	1,500,000		1,611,150
Virginia—3.4%
Virginia College Building
Authority, Educational
Facilities Revenue
(21st Century College
and Equipment Programs)
(Prerefunded)	5.00	2/1/14	1,975,000	[a]	2,100,788

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Virginia (continued)
Virginia Commonwealth
Transportation Board, Federal
Transportation Grant
Anticipation Revenue Notes	5.00	9/15/16	3,195,000	3,745,658
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.20	1/1/14	4,500,000	4,631,130
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.20	7/1/14	1,500,000	1,558,950
Virginia Public Building
Authority, Public
Facilities Revenue	5.00	8/1/14	2,000,000	2,167,400
Virginia Public Building
Authority, Public
Facilities Revenue	5.00	8/1/14	2,000,000	2,167,400
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/14	3,865,000	4,195,960
Washington—4.2%
Chelan County Public Utility
District Number 1, Consolidated
System Revenue	5.00	7/1/15	1,500,000	1,663,470
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.00	6/1/14	1,700,000	1,819,136
King County,
Sewer Revenue	5.00	1/1/16	5,000,000	5,720,100
Port of Seattle,
Intermediate Lien Revenue	3.00	8/1/15	2,400,000	2,542,248
Port of Seattle,
Limited Tax GO	5.00	12/1/15	1,050,000	1,182,783
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	2/1/14	4,500,000	4,782,330

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Washington (continued)
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	2/1/15	1,500,000	1,659,915
Washington,
GO (Various Purpose)	5.00	7/1/16	5,000,000	5,833,600
Wisconsin—1.1%
Wisconsin,
GO	5.00	5/1/16	1,500,000	1,740,435
Wisconsin,
Petroleum Inspection
Fee Revenue	5.00	7/1/14	3,250,000	3,509,578
Wisconsin Health and
Educational Facilities
Authority, Revenue
(Aurora Health Care, Inc.)	5.00	4/15/14	1,390,000	1,476,208
U.S. Related—1.9%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/14	2,300,000	2,428,087
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/15	1,000,000	1,084,300
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/13	1,760,000	1,812,430
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/14	5,000,000	5,292,750
Virgin Islands Public Finance
Authority, Senior Lien Revenue
(Virgin Islands Matching
Fund Loan Notes)	5.00	10/1/13	1,000,000	1,033,410
Total Long-Term
Municipal Investments
(cost $570,955,377)				584,627,914

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investments—1.0%	Rate (%)	Date	Amount ($)		Value ($)
California—.5%
California
Economic Recovery Bonds
(LOC; JPMorgan Chase Bank)	0.16	10/1/12	700,000	[b]	700,000
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Los
Angeles County Museum of
Natural History Foundation)
(LOC; Wells Fargo Bank)	0.16	10/1/12	2,400,000	[b]	2,400,000
New York—.5%
New York City
GO Notes (LOC; JPMorgan
Chase Bank)	0.17	10/1/12	100,000	[b]	100,000
New York City
GO Notes (LOC; JPMorgan
Chase Bank)	0.17	10/1/12	100,000	[b]	100,000
New York City
GO Notes (LOC; JPMorgan
Chase Bank)	0.19	10/1/12	400,000	[b]	400,000
New York City
GO Notes (LOC; JPMorgan
Chase Bank)	0.19	10/1/12	2,200,000	[b]	2,200,000
Total Short-Term Municipal Investments
(cost $5,900,000)					5,900,000

Total Investments (cost $576,855,377)			98.5%		590,527,914
Cash and Receivables (Net)			1.5%		8,955,775
Net Assets			100.0%		599,483,689

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate demand note—rate shown is the interest rate in effect at September 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	20.3
AA		Aa		AA	49.8
A		A		A	23.1
BBB		Baa		BBB	5.9
F1		MIG1/P1		SP1/A1	.6
Not Rated[c]		Not Rated[c]		Not Rated[c]	.3
					100.0

† Based on total investments.
c Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		576,855,377	590,527,914
Cash			9,335,882
Interest receivable			6,960,792
Receivable for investment securities sold			1,242,785
Receivable for shares of Beneficial Interest subscribed			547,355
Prepaid expenses			35,884
			608,650,612
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			337,040
Payable for investment securities purchased			6,813,180
Payable for shares of Beneficial Interest redeemed			1,806,486
Accrued expenses			210,217
			9,166,923
Net Assets ($)			599,483,689
Composition of Net Assets ($):
Paid-in capital			583,011,923
Accumulated undistributed investment income—net			48,820
Accumulated net realized gain (loss) on investments			2,750,409
Accumulated net unrealized appreciation
(depreciation) on investments			13,672,537
Net Assets ($)			599,483,689

Net Asset Value Per Share
	Class A	Class D	Class I
Net Assets ($)	59,310,973	497,385,535	42,787,181
Shares Outstanding	4,451,269	37,334,201	3,210,706
Net Asset Value Per Share ($)	13.32	13.32	13.33

See notes to financial statements.

The Fund	27

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2012 (Unaudited)

Investment Income ($):
Interest Income	5,732,597
Expenses:
Management fee—Note 3(a)	1,454,546
Distribution fees—Note 3(b)	243,366
Shareholder servicing costs—Note 3(c)	168,045
Professional fees	45,378
Registration fees	35,549
Custodian fees—Note 3(c)	23,734
Prospectus and shareholders’ reports	15,762
Trustees’ fees and expenses—Note 3(d)	8,034
Loan commitment fees	1,878
Interest expense—Note 2	107
Miscellaneous	28,637
Total Expenses	2,025,036
Less—reduction in fees due to earnings credits—Note 3(c)	(182)
Net Expenses	2,024,854
Investment Income—Net	3,707,743
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,064,135
Net unrealized appreciation (depreciation) on investments	995,338
Net Realized and Unrealized Gain (Loss) on Investments	2,059,473
Net Increase in Net Assets Resulting from Operations	5,767,216

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2012	Year Ended
	(Unaudited)	March 31, 2012[a]
Operations ($):
Investment income—net	3,707,743	8,806,328
Net realized gain (loss) on investments	1,064,135	3,272,971
Net unrealized appreciation
(depreciation) on investments	995,338	4,665,401
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,767,216	16,744,700
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(305,340)	(637,290)
Class B Shares	—	(82)
Class D Shares	(3,101,313)	(7,573,029)
Class I Shares	(273,187)	(541,088)
Total Dividends	(3,679,840)	(8,751,489)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	23,916,888	22,841,290
Class B Shares	—	12,609
Class D Shares	76,085,074	128,415,342
Class I Shares	19,798,556	26,414,127
Dividends reinvested:
Class A Shares	223,640	499,131
Class B Shares	—	78
Class D Shares	2,799,885	6,846,475
Class I Shares	141,102	201,156
Cost of shares redeemed:
Class A Shares	(12,026,588)	(23,988,244)
Class B Shares	—	(87,730)
Class D Shares	(72,133,459)	(130,073,732)
Class I Shares	(8,716,185)	(16,858,738)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	30,088,913	14,221,764
Total Increase (Decrease) in Net Assets	32,176,289	22,214,975
Net Assets ($):
Beginning of Period	567,307,400	545,092,425
End of Period	599,483,689	567,307,400
Undistributed investment income—net	48,820	20,917

The Fund	29

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	September 30, 2012	Year Ended
	(Unaudited)	March 31, 2012[a]
Capital Share Transactions:
Class A
Shares sold	1,797,203	1,723,495
Shares issued for dividends reinvested	16,804	37,711
Shares redeemed	(903,615)	(1,813,882)
Net Increase (Decrease) in Shares Outstanding	910,392	(52,676)
Class Bb
Shares sold	—	948
Shares issued for dividends reinvested	—	6
Shares redeemed	—	(6,610)
Net Increase (Decrease) in Shares Outstanding	—	(5,656)
Class Db
Shares sold	5,719,598	9,697,569
Shares issued for dividends reinvested	210,418	517,313
Shares redeemed	(5,423,058)	(9,841,518)
Net Increase (Decrease) in Shares Outstanding	506,958	373,364
Class I
Shares sold	1,488,309	2,004,688
Shares issued for dividends reinvested	10,600	15,189
Shares redeemed	(654,981)	(1,273,554)
Net Increase (Decrease) in Shares Outstanding	843,928	746,323

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended March 31, 2012, 2,730 Class B shares representing $36,287 were automatically converted to 2,728 Class D shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2012			Year Ended March 31,
Class A Shares	(Unaudited)		2012	2011	2010	[a]
Per Share Data ($):
Net asset value, beginning of period	13.28		13.08	13.09	12.94
Investment Operations:
Investment income—net[b]	.08		.19	.23	.14
Net realized and unrealized
gain (loss) on investments	.04		.20	(.01)	.17
Total from Investment Operations	.12		.39	.22	.31
Distributions:
Dividends from investment income—net	(.08)		(.19)	(.23)	(.16)
Net asset value, end of period	13.32		13.28	13.08	13.09
Total Return (%)[c]	.87	[d]	3.02	1.68	2.43	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84	[e]	.84	.84	.86	[e]
Ratio of net expenses to average net assets	.84	[e]	.84	.84	.85	[e]
Ratio of net investment income
to average net assets	1.12	[e]	1.47	1.75	1.81	[e]
Portfolio Turnover Rate	8.53	[d]	30.99	20.09	10.06
Net Assets, end of period ($ x 1,000)	59,311		47,011	47,008	33,246

a	From August 3, 2009 (commencement of initial offering) to March 31, 2010.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	31

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2012				Year Ended March 31,
Class D Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	13.27		13.08	13.09	12.75	12.71	12.63
Investment Operations:
Investment income—net[a]	.09		.21	.25	.28	.43	.41
Net realized and unrealized
gain (loss) on investments	.05		.19	(.01)	.35	.05	.08
Total from Investment Operations	.14		.40	.24	.63	.48	.49
Distributions:
Dividends from
investment income—net	(.09)		(.21)	(.25)	(.29)	(.43)	(.41)
Dividends from net realized
gain on investments	—		—	—	—	(.01)	—
Total Distributions	(.09)		(.21)	(.25)	(.29)	(.44)	(.41)
Net asset value, end of period	13.32		13.27	13.08	13.09	12.75	12.71
Total Return (%)	1.02	[b]	3.10	1.84	4.98	3.85	3.90
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.69	[c]	.69	.70	.72	.77	.77
Ratio of net expenses
to average net assets	.69	[c]	.69	.70	.72	.77	.77
Ratio of net investment income
to average net assets	1.28	[c]	1.61	1.92	2.17	3.45	3.23
Portfolio Turnover Rate	8.53	[b]	30.99	20.09	10.06	36.97	62.90
Net Assets, end of period
($ x 1,000)	497,385		488,869	476,809	526,370	217,715	136,999

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

Six Months Ended
September 30, 2012				Year Ended March 31,
Class I Shares	(Unaudited)		2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value, beginning of period	13.28		13.08	13.09	12.76	12.54
Investment Operations:
Investment income—net[b]	.09		.23	.27	.28	.08
Net realized and unrealized
gain (loss) on investments	.05		.19	(.01)	.36	.27
Total from Investment Operations	.14		.42	.26	.64	.35
Distributions:
Dividends from investment income—net	(.09)		(.22)	(.27)	(.31)	(.13)
Net asset value, end of period	13.33		13.28	13.08	13.09	12.76
Total Return (%)	.99	[c]	3.26	1.96	5.03	2.83	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.60	[d]	.60	.57	.59	.82	[d]
Ratio of net expenses to average net assets	.60	[d]	.60	.57	.59	.65	[d]
Ratio of net investment income
to average net assets	1.37	[d]	1.70	2.04	2.07	3.51	[d]
Portfolio Turnover Rate	8.53	[c]	30.99	20.09	10.06	36.97
Net Assets, end of period ($ x 1,000)	42,787		31,427	21,201	26,920	110

a	From December 15, 2008 (commencement of initial offering) to March 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Short-Intermediate Municipal Bond Fund (the “fund”) is the sole series of Dreyfus Premier Short-Intermediate Municipal Bond Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class D and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class D shares are sold at net asset value per share directly by Dreyfus and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are pur-

chased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	590,527,914	—	590,527,914

At September 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carry-

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

overs, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2012 was as follows: tax-exempt income $8,751,489. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended September 30, 2012, was approximately $18,000 with a related weighted average annualized interest rate of 1.18%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, until August 1, 2013, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding of Rule 12b 1 Distribution Plan fees, Shareholder Services plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed an annual rate of .49% of the value of the average daily net assets.

During the period ended September 30, 2012, the Distributor retained $1,810 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class D shares pay the Distributor for distributing their shares at an annual rate of .10% of the value of the average daily net assets of Class D shares. During the period ended September 30, 2012, Class D shares were charged $243,366, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) in respect of these services. The Distributor determines the

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

amounts to be paid to Service Agents. During the period ended September 30, 2012, Class A shares were charged $68,607, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. Subsequent to May 29, 2012,The Bank of newYork Mellon has continued to provide shareholder redemption draft processing services. During the period ended September 30, 2012, the fund was charged $31,876 for transfer agency services and $967 for cash management services. Cash management fees were partially offset by earnings credits of $115.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2012, the fund was charged $23,734 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2012, the fund was charged $1,653 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $67.

During the period ended September 30, 2012, the fund was charged $4,002 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $243,842, Distribution Plan fees $40,280, Shareholder Services Plan fees $12,574, custodian fees $16,542, Chief Compliance Officer fees $1,991 and transfer agency per account fees $21,811.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2012, amounted to $79,612,563 and $48,774,299, respectively

At September 30, 2012, accumulated net unrealized appreciation on investments was $13,672,537, consisting of $13,874,671 gross unrealized appreciation and $202,134 gross unrealized depreciation.

At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	41

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 18 and 19, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group median for five of the six periods and above the Performance Universe median for all periods.The Board also noted that the fund’s yield performance was at or above the Performance Group medians for seven of the ten one-year periods ended May 31st and above the Performance Universe medians for eight of the ten one-year periods ended May 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

The Fund	43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Short-Intermediate Municipal Bond Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	November 20, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	November 20, 2012

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)